Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	Six Months
	Ended June 30,
	the date of the
	MTCH Separation	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Cash transfers (from) to Old IAC related to its centrally managed U.S. treasury management function, acquisitions and cash expenses paid by Old IAC on behalf of the Company, net	$(1,742,854)	$(182,382)	$215,993
Contribution of buildings to Match Group	34,973	—	—
Taxes	34,436	(1,874)	1,120
Allocation of costs from Old IAC	(12,652)	(80,143)	(71,977)
Interest income, net	102	420	325
Net (increase) decrease in Old IAC’s investment in the Company prior to the MTCH Separation	$(1,685,995)	$(263,979)	$145,461